LIQUID INSTITUTIONAL RESERVES                                 SEMIANNUAL REPORT

                                                    December 15, 1998

Dear Shareholder,

We are pleased to present you with the semiannual report for Liquid Institutional Reserves (the "Funds") for the six-month period ended October 31, 1998.

LIQUID INSTITUTIONAL RESERVES
FUND PROFILE

GOAL (ALL THREE FUNDS):

High current income to the extent consistent with capital preservation and liquidity

[GRAPHIC]
PORTFOLIO MANAGER:
Susan P. Ryan,
Mitchell Hutchins Asset
Management Inc.

[GRAPHIC]
TOTAL NET ASSETS AS OF OCTOBER 31, 1998:

Money Market Fund
$1.832 billion

Government Securities Fund
$108.5 million

Treasury Securities Fund
$181.4 million

[GRAPHIC]
DIVIDEND PAYMENTS:
Monthly

GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------
[GRAPHIC]

     U.S. bond market yields fell over the period, reflecting investor demand for high-quality securities and diminishing concern over inflation. The bond market traded in tandem with the dollar and the yield curve flattened as long-term rates fell more than short-term rates.

     Stock market volatility increased during the summer. In response, investors shifted some of their assets into Treasury bonds, causing yields to fall and prices to rise. Other sectors of the fixed income market did not rise to the same extent, due to doubts about corporate earnings and uncertainty in the global economy, especially regarding Japan and Russia.

PERFORMANCE
--------------------------------------------------------------------------------
[GRAPHIC]

     The table below compares the Funds' annualized yields at October 31, 1998, to their yields six months and one year ago:


ANNUALIZED YIELDS

                                              CURRENT 7-DAY AVERAGE YIELD  EFFECTIVE 7-DAY AVERAGE YIELD    Weighted
                                                                                                            Average
                                             As of     As of     As of     As of     As of     As of        Maturity
                                           10/31/98   4/30/98  10/31/97   10/31/98  4/30/98   10/31/97      10/31/98
Money Market Fund:
Institutional Shares                         5.03%     5.36%     5.37%     5.15%     5.50%     5.52%        51 days
Financial Intermediary Shares*               4.77%     5.11%        --     4.89%     5.23%        --
Government Securities Fund                   4.81%     5.24%     5.18%     4.92%     5.38%     5.31%        50 days
Treasury Securities Fund                     4.18%     5.02%     5.11%     4.26%     5.15%     5.24%        49 days



* The commencement of issuance for financial intermediary shares was January 14, 1998.

SEMIANNUAL REPORT

OUTLOOK
--------------------------------------------------------------------------------
[GRAPHIC]
As 1998 draws to a close, the volatility in the financial markets appears to be subsiding. Global economic conditions seem more positive -- especially encouraging is the Japanese government's increasing willingness to tackle that country's problems. Interest rates in the United States reflect both the underlying economy and a flight to quality.

     After three cuts in short-term interest rates this fall, we do not believe the Federal Reserve will lower rates again this year. We still look for rates to trend lower over the long term, and therefore anticipate maintaining the Funds' weighted average maturities slightly above those of their peer groups.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a quarterly FUND PROFILE on one of the non-money market mutual funds in the PaineWebber Family of Funds(1), please contact your investment executive.

Sincerely,

/s/ Margo Alexander    /s/ Dennis L. McCauley            /s/ Susan P. Ryan

MARGO ALEXANDER        DENNIS L. MCCAULEY                SUSAN P. RYAN
President,             Managing Director and Chief       Senior Vice President,
Mitchell Hutchins      Investment Officer--              Mitchell Hutchins
Asset Management Inc.  Fixed Income, Mitchell Hutchins   Asset Management Inc.
                       Asset Management Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 1998, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

(1) Mutual Funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS                             OCTOBER 31, 1998(UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS--24.31%
  $    20,600    Federal Farm Credit Bank............................   11/06/98 to 11/09/98        5.100%          $   20,581,158
       25,000    Federal Farm Credit Bank*...........................   11/27/98 to 01/04/99    4.870 to 5.293          25,000,000
       25,000    Federal Home Loan Bank*.............................   11/02/98 to 11/04/98    4.605 to 5.240          24,997,318
       78,158    Federal Home Loan Bank..............................   11/04/98 to 09/29/99    5.050 to 5.210          77,930,617
      223,103    Federal Home Loan Mortgage Corporation..............   11/02/98 to 03/26/99    4.900 to 5.420         222,951,665
       15,000    Federal National Mortgage Association*..............         11/03/98               4.580              14,794,650
       22,000    Federal National Mortgage Association...............   02/01/99 to 10/19/99    4.800 to 5.250          21,988,385
        7,000    Student Loan Marketing Association..................         10/29/99               4.900               7,000,000
       30,000    Student Loan Marketing Association*.................   11/02/98 to 11/04/98    4.650 to 5.050          29,999,085
                                                                                                                    --------------
Total U.S. Government Agency Obligations (cost--$445,242,878)........                                                  445,242,878
                                                                                                                    --------------

BANKERS ACCEPTANCE--YANKEE--0.82%
       15,000    Toronto-Dominion Bank (cost--$14,997,800)...........         11/02/98               5.280              14,997,800
                                                                                                                    --------------

DOMESTIC BANK NOTES--3.39%
       10,000    FCC National Bank*..................................         11/02/98          5.060 to 5.700           9,998,492
        7,000    FCC National Bank...................................         01/07/99               5.700               6,999,631
        7,000    Huntington National Bank............................         05/03/99               6.460               7,025,669
       30,000    KeyBank N.A.*.......................................         11/02/98          5.050 to 5.090          29,988,604
        8,000    LaSalle National Bank...............................         03/24/99               5.300               8,000,000
                                                                                                                    --------------
Total Domestic Bank Notes (cost--$62,012,396)........................                                                   62,012,396
                                                                                                                    --------------

CERTIFICATES OF DEPOSIT--11.26%
DOMESTIC--1.36%
       25,000    First Tennessee Bank, N.A. Memphis..................         11/10/98               5.300              25,000,000
                                                                                                                    --------------
YANKEE--9.90%
        7,000    Bayerische Landesbank Girozentrale..................         07/23/99               5.650               6,995,632
       15,000    Canadian Imperial Bank of Commerce..................         04/01/99               5.740              14,996,643
       17,000    Credit Agricole Indosuez............................   02/18/99 to 05/19/99    5.650 to 5.750          16,998,409
       10,000    Den Danske Bank A/S.................................         05/10/99               5.780               9,998,007
       15,000    Deutsche Bank AG....................................   03/01/99 to 04/09/99    5.630 to 5.650          14,994,430
       13,000    Rabobank Nederland..................................   04/28/99 to 07/30/99    5.640 to 5.740          13,022,936
        5,000    Royal Bank of Canada*...............................         11/02/98               5.055               4,997,573
       31,750    Societe Generale....................................   02/10/99 to 06/18/99    5.580 to 5.700          31,743,732
       16,000    Societe Generale*...................................         11/02/98          5.090 to 5.254          15,996,841
       14,000    Svenska Handelsbanken...............................   04/30/99 to 05/07/99    5.790 to 5.820          13,999,994
       32,500    Swiss Bank Corporation..............................   11/20/98 to 01/07/99    5.690 to 5.880          32,495,512
        5,000    Westpac Banking Corporation.........................         05/18/99               5.750               4,998,442
                                                                                                                    --------------
                                                                                                                       181,238,151
                                                                                                                    --------------
Total Certificates of Deposit (cost--$206,238,151)...................                                                  206,238,151
                                                                                                                    --------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------

COMMERCIAL PAPER@--51.39%
ASSET-BACKED--BANKING--3.78%
  $    69,928    Atlantis One Funding Corporation....................   11/06/98 to 02/12/99    5.220 to 5.520%     $   69,287,457
                                                                                                                    --------------
ASSET-BACKED--FINANCE--2.97%
       50,000    Beta Finance Incorporated...........................   11/16/98 to 7/15/99     5.250 to 5.870          49,510,786
        5,000    CC (USA), Incorporated..............................         02/24/99               5.100               4,918,542
                                                                                                                    --------------
                                                                                                                        54,429,328
                                                                                                                    --------------
ASSET-BACKED--MISCELLANEOUS--7.70%
        5,294    Enterprise Funding Corporation......................         02/23/99               5.260               5,205,820
        9,585    Falcon Asset Securitization Corporation.............   11/20/98 to 11/25/98    5.210 to 5.240           9,554,240
       20,000    Preferred Receivables Funding Corporation...........   11/10/98 to 01/04/99    5.280 to 5.290          19,892,756
       54,518    Quincy Capital Corporation..........................   11/09/98 to 11/18/98    5.200 to 5.240          54,430,582
        7,911    Receivables Capital Corporation.....................   11/05/98 to 11/24/98    5.240 to 5.250           7,897,840
       44,152    Triple-A One Funding Corporation....................   11/04/98 to 11/20/98    5.240 to 5.360          44,090,140
                                                                                                                    --------------
                                                                                                                       141,071,378
                                                                                                                    --------------
AUTO & TRUCK--7.97%
       35,000    Daimler-Benz North America Corporation..............   12/11/98 to 01/22/99    5.070 to 5.270          34,681,200
       50,000    Ford Motor Credit Company...........................   11/13/98 to 01/08/99    5.060 to 5.090          49,808,400
       50,000    General Motors Acceptance Corporation...............   11/03/98 to 11/12/98    5.090 to 5.120          49,960,367
       11,564    PACCAR Financial Corporation........................         11/02/98               5.050              11,562,378
                                                                                                                    --------------
                                                                                                                       146,012,345
                                                                                                                    --------------
BANKING--3.95%
       10,000    BBL North America Incorporated......................         11/20/98               5.500               9,970,972
       15,000    BCI Funding Corporation.............................         11/02/98               5.250              14,997,813
        3,000    Generale Bank Incorporated..........................         12/23/98               5.150               2,977,683
       15,000    Morgan J.P. & Company, Incorporated.................         03/22/99               5.200              14,694,500
       10,000    Nordbanken North America Incorporated...............         02/12/99               5.470               9,843,497
       10,000    PNC Bank N.A........................................         12/11/98               5.180               9,942,444
       10,000    Unifunding Incorporated.............................         12/03/98               5.490               9,951,200
                                                                                                                    --------------
                                                                                                                        72,378,109
                                                                                                                    --------------
BROKER-DEALER--0.53%
       10,000    Merrill Lynch & Company Incorporated................         4/30/99                5.470               9,726,500
                                                                                                                    --------------
BUSINESS SERVICES--4.47%
       52,100    Block Financial Corporation.........................   11/16/98 to 12/01/98    5.250 to 5.430          51,887,752
       10,000    First Data Corporation..............................         11/23/98               5.070               9,969,017
       20,000    Xerox Capital.......................................         11/24/98               5.070              19,935,217
                                                                                                                    --------------
                                                                                                                        81,791,986
                                                                                                                    --------------
CHEMICALS--4.80%
       66,064    DuPont (E. I.) de Nemours & Company.................         11/05/98          5.070 to 5.080          66,026,727
       22,000    Henkel Corporation..................................   11/05/98 to 12/14/98    5.130 to 5.370          21,895,329
                                                                                                                    --------------
                                                                                                                        87,922,056
                                                                                                                    --------------
CONSUMER PRODUCTS--0.96%
        6,014    Clorox Company......................................         11/18/98               5.070               5,999,601
       11,750    Rubbermaid Incorporated.............................         12/10/98          5.510 to 5.520          11,679,811
                                                                                                                    --------------
                                                                                                                        17,679,412
                                                                                                                    --------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------


COMMERCIAL PAPER@ (CONCLUDED)

ELECTRONICS--0.27%
  $     5,000    Motorola Incorporated...............................         12/08/98              5.020%          $    4,974,203
                                                                                                                    --------------
ENERGY--2.73%
       50,000    Koch Industries Incorporated........................         11/02/98               5.710              49,992,069
                                                                                                                    --------------
FINANCE-CONDUIT--0.46%
        8,500    Svenska Handelsbanken...............................         11/12/98               5.490               8,485,741
                                                                                                                    --------------
FOOD, BEVERAGE & TOBACCO--1.64%
       30,000    Diageo Capital PLC..................................         11/04/98               5.500              29,986,250
                                                                                                                    --------------
INSURANCE--1.91%
       25,000    American General Corporation........................         11/17/98               5.070              24,943,667
       10,000    Prudential Funding Corporation......................         11/03/98               5.130               9,997,150
                                                                                                                    --------------
                                                                                                                        34,940,817
                                                                                                                    --------------
MACHINERY--0.87%
       16,000    Caterpillar Financial Services Corporation..........         11/17/98               5.060              15,964,018
                                                                                                                    --------------
MANUFACTURING-DIVERSIFIED--1.36%
       25,000    BTR Dunlop Finance Incorporated.....................   11/18/98 to 11/23/98         5.080              24,929,444
                                                                                                                    --------------
METALS & MINING--2.29%
       30,000    Rio Tinto America Incorporated......................         11/04/98               5.100              29,987,250
       12,000    U.S. Borax Incorporated.............................         12/15/98               5.360              11,921,387
                                                                                                                    --------------
                                                                                                                        41,908,637
                                                                                                                    --------------
RETAIL-MERCHANDISE--1.09%
       20,000    Penny (J.C) Funding Corporation.....................         11/30/98               5.090              19,917,994
                                                                                                                    --------------
TELECOMMUNICATIONS--1.09%
       20,065    Ameritech Capital Funding Corporation...............         11/16/98               5.060              20,022,696
                                                                                                                    --------------
UTILITY-GAS--0.55%
       10,000    Consolidated Natural Gas Company....................         11/02/98               5.070               9,998,592
                                                                                                                    --------------
Total Commercial Paper (cost--$941,419,032)..........................                                                  941,419,032
                                                                                                                    --------------

SHORT-TERM CORPORATE OBLIGATIONS--7.94%
ASSET-BACKED--FINANCE--0.55%
       10,000    Beta Finance Incorporated*..........................         11/03/98               4.850              10,000,000
                                                                                                                    --------------
BANKING--1.47%
       12,000    Banc One Corporation*...............................         11/02/98               5.284              11,994,593
       15,000    Nationsbank Corporation*............................         01/04/99               5.303              15,000,132
                                                                                                                    --------------
                                                                                                                        26,994,725
                                                                                                                    --------------
BROKER-DEALER--3.81%
        5,000    Bear Stearns Companies*.............................         11/12/98               5.376               5,000,000
       15,000    Credit Suisse First Boston*.........................         11/03/98               4.750              15,000,000
       11,700    Goldman Sachs Group L.P.............................         09/15/99               6.875              11,818,080
       27,000    Merrill Lynch & Company Incorporated*...............   11/02/98 to 11/05/98    5.020 to 5.325          27,000,000
        5,920    Merrill Lynch & Company Incorporated................         07/19/99               6.200               5,938,337

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------


SHORT-TERM CORPORATE OBLIGATIONS (CONCLUDED)
BROKER-DEALER (CONCLUDED)

  $     5,000    Morgan Stanley Dean Witter & Company*...............         11/03/98              4.640%          $    4,998,553
                                                                                                                    --------------
                                                                                                                        69,754,970
                                                                                                                    --------------
FINANCE-DIVERSIFIED--1.02%
       18,500    Associates Corporation of North America.............         8/15/99                6.375              18,594,869
                                                                                                                    --------------
FINANCE-INDEPENDENT--1,09%
       20,000    National Rural Utilities Cooperative Finance
                   Corporation*......................................         11/25/98               5.608              20,000,000
                                                                                                                    --------------
Total Short-Term Corporate Obligations (cost--$145,344,564)..........                                                  145,344,564
                                                                                                                    --------------

REPURCHASE AGREEMENT--1.36%
       24,893    Repurchase agreement dated 10/30/98 with CitiGroup
                   Securities Incorporated, collateralized by
                   $22,750,000 U.S. Treasury Notes, 6.125% due
                   08/15/07 (value-- $25,394,688); proceeds
                   $24,903,953 (cost--$24,893,000)                            11/2/98                5.28               24,893,000
                                                                                                                    --------------
Total Investments (cost--$1,840,147,821 which approximates cost for
  federal income tax purposes)--100.47%..............................                                                1,840,147,821
                                                                                                                       (8,587,688)
                                                                                                                    --------------
Liabilities in excess of other assets--(0.47)%.......................
                                                                                                                    $1,831,560,133
                                                                                                                    --------------
                                                                                                                    --------------
Net Assets--100.00%..................................................

-----------------
@ Interest rates shown are the discount rates at date of purchase.
* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are current rates as of October 31, 1998 and reset periodically.

                      Weighted Average Maturity - 51 days

                See accompanying notes to financial statements.

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS                             OCTOBER 31, 1998(UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS--82.11%
  $     1,000    Federal Farm Credit Bank............................         04/01/99              5.500%          $      999,384
       26,000    Federal Farm Credit Bank@...........................   11/09/98 to 12/14/98    4.750 to 5.280          25,908,809
        7,600    Federal Farm Credit Bank*...........................   06/17/99 to 10/01/99    5.205 to 5.293           7,597,528
        7,500    Federal Home Loan Bank..............................   11/04/98 to 05/05/99    4.800 to 5.810           7,498,942
       26,000    Federal Home Loan Bank@.............................   12/16/98 to 01/20/99    4.740 to 5.040          25,770,481
        4,000    Federal National Mortgage Association...............   02/02/99 to 08/13/99    5.380 to 5.490           3,998,613
       10,401    Federal National Mortgage Association@..............   11/24/98 to 03/26/99    4.560 to 5.410          10,299,430
          500    Federal Home Loan Bank*.............................         3/26/99                4.376                 499,911
        1,000    Student Loan Marketing Association..................         01/25/99               7.723               1,004,708
        5,500    Student Loan Marketing Association*.................   11/25/98 to 3/18/99          4.421               5,500,000
                                                                                                                    --------------
Total U.S. Government Agency Obligations (cost--$89,077,806).........                                                   89,077,806
                                                                                                                    --------------
Total Investments (cost--$89,077,806 which approximates cost for
  federal income tax purposes)--82.11%...............................                                                   89,077,806
Other assets in excess of liabilities--17.89%**......................                                                   19,411,490
                                                                                                                    --------------
Net Assets--100.00%..................................................                                               $  108,489,296
                                                                                                                    --------------
                                                                                                                    --------------

-----------------

@ Interest rates shown are the discount rates at date of purchase.

* Variable Rate Securities--Maturity date reflects earlier of reset date or maturity date. The interest rates shown are current rates as of October 31, 1998 and reset periodically.

** Includes receivable of $19,899,382 from the sale of $20,305,000 U.S. Treasury
   Bills, due April 22, 1999; sold on October 30, 1998, settling on November 2, 1998, yielding 4.22%.

                       Weighted Average Maturity--50 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

PORTFOLIO OF INVESTMENTS                             OCTOBER 31, 1998(UNAUDITED)

  PRINCIPAL
   AMOUNT                                               MATURITY             INTEREST
    (000)                                                DATES                 RATES              VALUE
-------------                                     --------------------   -----------------    -------------
U.S. TREASURY OBLIGATIONS--60.86%
  $   110,136    U.S. Treasury Notes
                   (cost--$110,369,608)........   11/30/98 to 07/15/99    5.000 to 6.500%     $ 110,369,608
                                                                                              -------------
Total Investments (cost--$110,369,608 which
  approximates cost for federal income tax
  purposes)--60.86%............................                                                 110,369,608
Other assets in excess of
liabilities--39.14%*...........................                                                  70,981,748
                                                                                              -------------
Net Assets--100.00%............................                                               $ 181,351,356
                                                                                              -------------
                                                                                              -------------

-----------------

* Includes receivables of $67,619,678 from the sale of $68,998,000 U.S. Treasury Bills, due April 22, 1999; sold on October 30, 1998, settling on November 2, 1998, yielding 4.22%. And also includes $2,000,000 from the maturity of $2,000,000 U.S. Treasury Notes, 4.75%, due October 31, 1998, settling on November 2, 1998.

                       Weighted Average Maturity--49 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES

STATEMENT OF ASSETS AND LIABILITIES                  OCTOBER 31, 1998(UNAUDITED)

                                              MONEY        GOVERNMENT      TREASURY
                                              MARKET       SECURITIES     SECURITIES
                                               FUND           FUND           FUND
                                          --------------  -------------  -------------
ASSETS
Investments in securities, at value
  (cost--$1,840,147,821, $89,077,806 and
  $110,369,608 respectively)............  $1,840,147,821  $  89,077,806  $ 110,369,608
Interest receivable.....................       9,229,074        249,719      2,106,330
Receivable for investments sold.........        --           19,899,382     69,619,678
Other assets............................         123,187         51,310         29,143
                                          --------------  -------------  -------------
Total assets............................   1,849,500,082    109,278,217    182,124,759
                                          --------------  -------------  -------------

LIABILITIES
Payable for investments purchased.......      10,000,000       --             --
Dividends payable.......................       7,390,873        590,944        648,696
Payable to affiliates...................         292,627         17,382         27,223
Accrued expenses and other
  liabilities...........................         256,449        180,595         97,484
                                          --------------  -------------  -------------
Total liabilities.......................      17,939,949        788,921        773,403
                                          --------------  -------------  -------------

NET ASSETS
Beneficial interest shares of $0.001 par
  value outstanding (unlimited amount
  authorized)...........................   1,831,600,002    108,476,066    181,217,813
Accumulated net realized gains (losses)
  from investments......................         (39,869)        13,230        133,543
                                          --------------  -------------  -------------
Net assets..............................  $1,831,560,133  $ 108,489,296  $ 181,351,356
                                          --------------  -------------  -------------
                                          --------------  -------------  -------------

INSTITUTIONAL SHARES:
Net assets..............................  $1,825,054,920  $ 108,489,296  $ 181,351,356
                                          --------------  -------------  -------------
Outstanding shares of beneficial
  interest ($0.001 par value)...........   1,825,094,821    108,476,066    181,217,813
                                          --------------  -------------  -------------
Net asset value, offering price and
  redemption value per share............  $         1.00  $        1.00  $        1.00
                                          --------------  -------------  -------------
                                          --------------  -------------  -------------

FINANCIAL INTERMEDIARY SHARES:
Net assets..............................  $    6,505,213       --             --
                                          --------------  -------------  -------------
Outstanding shares of beneficial
  interest ($0.001 par value)...........       6,505,181       --             --
                                          --------------  -------------  -------------
Net asset value, offering price and
  redemption value per share............  $         1.00       --             --
                                          --------------  -------------  -------------
                                          --------------  -------------  -------------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES

STATEMENT OF OPERATIONS

                                                FOR THE SIX MONTHS ENDED
                                                    OCTOBER 31, 1998
                                                      (UNAUDITED)
                                          ------------------------------------
                                             MONEY     GOVERNMENT    TREASURY
                                            MARKET     SECURITIES   SECURITIES
                                             FUND         FUND         FUND
                                          -----------  -----------  ----------
INVESTMENT INCOME:
Interest................................  $46,838,290   $3,014,278  $4,596,097
                                          -----------  -----------  ----------

EXPENSES:
Investment advisory and
  administration........................    2,082,108     139,233      226,154
Transfer agency and service.............      212,928      11,238       23,248
State and federal registration fees.....      139,406       8,983       15,823
Custody and accounting..................       84,493       5,570        9,046
Legal and audit.........................       74,117       7,580       15,408
Reports and notices to shareholders.....       41,955       4,986        4,908
Shareholder servicing fees--Financial
  Intermediary shares...................       11,039      --           --
Trustees' fees..........................        5,250       5,250        5,250
Other expenses..........................       53,110       3,290        6,061
                                          -----------  -----------  ----------
                                            2,704,406     186,130      305,898
Less: Fee waivers and expense
  reimbursements from adviser...........     (419,601)    (27,293)     (44,536)
                                          -----------  -----------  ----------
Net expenses............................    2,284,805     158,837      261,362
                                          -----------  -----------  ----------
Net investment income...................   44,553,485   2,855,441    4,334,735
NET REALIZED GAINS FROM INVESTMENT
  TRANSACTIONS..........................        5,197      14,142      129,634
                                          -----------  -----------  ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $44,558,682   $2,869,583  $4,464,369
                                          -----------  -----------  ----------
                                          -----------  -----------  ----------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    FOR THE SIX
                                                                                                   MONTHS ENDED
                                                                                                    OCTOBER 31,     FOR THE YEAR
                                                                                                       1998            ENDED
                                                                                                    (UNAUDITED)    APRIL 30, 1998
                                                                                                  ---------------  --------------
FROM OPERATIONS:
Net investment income...........................................................................   $  44,553,485   $   76,947,344
Net realized gains (losses) from investment transactions........................................           5,197          (45,066)
                                                                                                  ---------------  --------------
Net increase in net assets resulting from operations............................................      44,558,682       76,902,278
                                                                                                  ---------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares.....................................................     (44,329,207)     (76,222,313)
Net investment income--Financial Intermediary shares............................................        (224,278)        (225,031)
Net realized gain from investment transactions--Institutional shares............................        --                 (2,697)
                                                                                                  ---------------  --------------
Total dividends and distributions to shareholders...............................................     (44,553,485)     (76,950,041)
                                                                                                  ---------------  --------------

NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS................................     223,463,744      361,339,871
                                                                                                  ---------------  --------------
Net increase in net assets......................................................................     223,468,941      361,292,108

NET ASSETS:
Beginning of period.............................................................................   1,608,091,192    1,246,799,084
                                                                                                  ---------------  --------------
End of period...................................................................................   $1,831,560,133  $1,608,091,192
                                                                                                  ---------------  --------------
                                                                                                  ---------------  --------------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                               MONTHS ENDED
                                                               OCTOBER 31,      FOR THE YEAR
                                                                   1998            ENDED
                                                               (UNAUDITED)     APRIL 30, 1998
                                                              --------------   --------------
FROM OPERATIONS:
Net investment income.......................................   $  2,855,441     $  4,498,429
Net realized gains from investment transactions.............         14,142           13,353
                                                              --------------   --------------
Net increase in net assets resulting from operations........      2,869,583        4,511,782
                                                              --------------   --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares.................     (2,855,441)      (4,498,429)
                                                              --------------   --------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS..............................................      8,335,596        6,716,709
                                                              --------------   --------------
Net increase in net assets..................................      8,349,738        6,703,356

NET ASSETS:
Beginning of period.........................................    100,139,558      106,842,914
                                                              --------------   --------------
End of period...............................................   $108,489,296     $100,139,558
                                                              --------------   --------------
                                                              --------------   --------------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX
                                                                    MONTHS ENDED
                                                                    OCTOBER 31,      FOR THE YEAR
                                                                        1998            ENDED
                                                                    (UNAUDITED)     APRIL 30, 1998
                                                                   --------------   --------------
FROM OPERATIONS:
Net investment income............................................   $  4,334,735     $  5,284,871
Net realized gains from investment transactions..................        129,634           26,128
                                                                   --------------   --------------
Net increase in net assets resulting from operations.............      4,464,369        5,310,999
                                                                   --------------   --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares......................     (4,334,735)      (5,284,871)
                                                                   --------------   --------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................      1,514,045      113,788,825
                                                                   --------------   --------------
Net increase in net assets.......................................      1,643,679      113,814,953

NET ASSETS:
Beginning of period..............................................    179,707,677       65,892,724
                                                                   --------------   --------------
End of period....................................................   $181,351,356     $179,707,677
                                                                   --------------   --------------
                                                                   --------------   --------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Liquid Institutional Reserves (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust currently offers three no-load series: the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund (collectively, the "Funds").

  The Funds offer two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of a Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares shall be entitled to vote thereon. For the six months ended October 31, 1998 the Government Securities Fund and the Treasury Securities Fund had no Finanical Intermediary shares outstanding.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Money Market Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Money Market Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), sub-adviser and sub-administrator of the Fund, a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), the adviser and administrator of the funds.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber under which PaineWebber serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, PaineWebber receives compensation from the Funds, computed daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  Mitchell Hutchins serves as sub-adviser and sub-administrator of the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between PaineWebber and Mitchell Hutchins. In accordance with the Sub-Advisory Contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to PaineWebber under the Advisory Contract, net of waivers and/or reimbursements.

  For the six months ended October 31, 1998, PaineWebber and Mitchell Hutchins have voluntarily undertaken to waive 0.05% of these advisory fees and reimburse a portion of expenses to maintain each Fund's total annual operating expenses at a level not exceeding 0.30% and 0.55% of the Funds' average daily net assets for Institutional shares and Financial Intermediary shares, respectively.

FEDERAL TAX STATUS

  Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

  At April 30, 1998, the Money Market Fund had a net capital loss carryforward of $45,066. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire by April 30, 2006. To the extent these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

SHAREHOLDER SERVICE PLAN AND AGREEMENT

  Under a Shareholder Service Plan and Agreement with respect to its Financial Intermediary shares, each Fund pays PaineWebber monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, PaineWebber pays an identical fee to the financial intermediaries for certain support services that they provide to the beneficial owners of the Financial Intermediary shares.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SHARES OF BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                       FINANCIAL INTERMEDIARY SHARES**
                                                   INSTITUTIONAL SHARES
                                           -------------------------------------    -------------------------------------
                                           FOR THE SIX MONTHS     FOR THE YEAR      FOR THE SIX MONTHS     FOR THE YEAR
                                                 ENDED                ENDED               ENDED                ENDED
                                            OCTOBER 31, 1998     APRIL 30, 1998      OCTOBER 31, 1998     APRIL 30, 1998*
                                           ------------------    ---------------    ------------------    ---------------
MONEY MARKET FUND:
Shares sold.............................        4,442,530,477      8,202,616,006            13,627,390        20,004,794
Shares repurchased......................       (4,251,099,073)    (7,924,527,512)          (23,424,438)       (3,702,565)
Dividends reinvested....................           41,829,388         66,949,148            --                  --
                                           ------------------    ---------------    ------------------    ---------------
Net increase (decrease) in shares
  outstanding...........................          233,260,792        345,037,642            (9,797,048)       16,302,229
                                           ------------------    ---------------    ------------------    ---------------
                                           ------------------    ---------------    ------------------    ---------------

GOVERNMENT SECURITIES FUND:
Shares sold.............................          169,387,828        317,328,523
Shares repurchased......................         (163,470,376)      (328,113,692)
Dividends reinvested....................            2,418,144          4,068,460
                                           ------------------    ---------------
Net increase (decrease) in shares
  outstanding...........................            8,335,596         (6,716,709)
                                           ------------------    ---------------
                                           ------------------    ---------------

TREASURY SECURITIES FUND:
Shares sold.............................          354,814,812        435,482,281
Shares repurchased......................         (357,522,468)      (326,140,762)
Dividends reinvested....................            4,221,701          4,447,306
                                           ------------------    ---------------
Net increase in shares outstanding......            1,514,045        113,788,825
                                           ------------------    ---------------
                                           ------------------    ---------------

---------------
 * Issuance of shares was January 14, 1998.
** For the six months ended October 31, 1998 and for the year ended April 30, 1998, there were no transactions in Financial Intermediary Shares for the Government Securities Fund and Treasury Securities Fund.

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                           FINANCIAL INTERMEDIARY
                                                                                                                  SHARES**
                                                           INSTITUTIONAL SHARES                            ----------------------
                                  ----------------------------------------------------------------------                 FOR THE
                                  FOR THE SIX                                                               FOR THE      PERIOD
                                    MONTHS                                                                 SIX MONTHS    JANUARY
                                     ENDED                                                                   ENDED      14, 1998+
                                  OCTOBER 31,                FOR THE YEARS ENDED APRIL 30,                  OCTOBER        TO
                                     1998      ---------------------------------------------------------    31, 1998    APRIL 30,
                                  (UNAUDITED)     1998          1997        1996      1995++      1994     (UNAUDITED)    1998
                                  -----------  -----------   ----------   --------   --------   --------   ----------   ---------
Net asset value, beginning of
 period.........................  $      1.00  $      1.00   $     1.00   $   1.00   $   1.00   $   1.00     $1.00        $1.00
                                  -----------  -----------   ----------   --------   --------   --------   ----------   ---------
Net investment income...........        0.027        0.054        0.052      0.055      0.048      0.030     0.026        0.015
Net realized losses from
 investment transactions........      --           --            --          --        (0.008)     --        --           --
                                  -----------  -----------   ----------   --------   --------   --------   ----------   ---------
Net increase from investment
 operations.....................        0.027        0.054        0.052      0.055      0.040      0.030     0.026        0.015
                                  -----------  -----------   ----------   --------   --------   --------   ----------   ---------
Dividends from net investment
 income.........................       (0.027)      (0.054)      (0.052)    (0.055)    (0.048)    (0.030)   (0.026)      (0.015)
                                  -----------  -----------   ----------   --------   --------   --------   ----------   ---------
Contribution to capital from
 predecessor adviser (1)........      --           --            --          --         0.008      --        --           --
                                  -----------  -----------   ----------   --------   --------   --------   ----------   ---------
Net asset value, end of period..  $      1.00  $      1.00   $     1.00   $   1.00   $   1.00   $   1.00   $  1.00      $  1.00
                                  -----------  -----------   ----------   --------   --------   --------   ----------   ---------
                                  -----------  -----------   ----------   --------   --------   --------   ----------   ---------
Total investment return (2).....         2.72%        5.52%        5.33%      5.61%      4.91%      3.03%     2.59%        1.51%
                                  -----------  -----------   ----------   --------   --------   --------   ----------   ---------
                                  -----------  -----------   ----------   --------   --------   --------   ----------   ---------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)........................  $ 1,825,055  $ 1,591,789   $1,246,799   $421,878   $220,844   $254,281   $ 6,505      $16,302
Expenses to average net assets
 net of waivers/ reimbursements
 from adviser...................         0.27%*        0.29%       0.25%      0.31%      0.35%      0.33%     0.52%*       0.54%*
Expenses to average net assets
 before waivers/ reimbursements
 from adviser...................         0.32%*        0.34%       0.30%      0.37%      0.37%      0.33%     0.57%*       0.59%*
Net investment income to average
 net assets net of
 waivers/reimbursements from
 adviser........................         5.32%*        5.38%       5.24%      5.47%      4.68%      2.96%     5.08%*       5.13%*
Net investment income to average
 net assets before
 waivers/reimbursements from
 adviser........................         5.27%*        5.33%       5.19%      5.41%      4.66%      2.96%     5.03%*       5.07%*


                                               FOR THE PERIOD
                                   FOR THE       MARCH 17,
                                  YEAR ENDED       1994+
                                  APRIL 30,          TO
                                    1995++     APRIL 30, 1994
                                  ----------   --------------
Net asset value, beginning of
 period.........................     $1.00          $1.00
                                  ----------       ------
Net investment income...........     0.027          0.004
Net realized losses from
 investment transactions........     --            --
                                  ----------       ------
Net increase from investment
 operations.....................     0.027          0.004
                                  ----------       ------
Dividends from net investment
 income.........................    (0.027)        (0.004)
                                  ----------       ------
Contribution to capital from
 predecessor adviser (1)........     --            --
                                  ----------       ------
Net asset value, end of period..   $  1.00        $  1.00
                                  ----------       ------
                                  ----------       ------
Total investment return (2).....      3.10%          0.37%
                                  ----------       ------
                                  ----------       ------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)........................     --           $ 9,000
Expenses to average net assets
 net of waivers/ reimbursements
 from adviser...................      0.60%*         0.58%*
Expenses to average net assets
 before waivers/ reimbursements
 from adviser...................      0.62%*         0.58%*
Net investment income to average
 net assets net of
 waivers/reimbursements from
 adviser........................      4.17%*         2.93%*
Net investment income to average
 net assets before
 waivers/reimbursements from
 adviser........................      4.15%*         2.93%*

-------------
+  Issuance of shares.

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

*  Annualized

** For the period May 1, 1997 to January 13, 1998, for the years ended April 30,
   1996 and 1997 and for the period December 24, 1994 to April 30, 1995 there were no outstanding Financial Intermediary Shares.

(1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

(2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                            FINANCIAL
                                                                                                            INTERMEDIARY
                                                               INSTITUTIONAL SHARES                          SHARES**
                                          ---------------------------------------------------------------   ----------
                                          FOR THE SIX                                                        FOR THE
                                            MONTHS                                                            PERIOD
                                             ENDED                                                           JULY 12,
                                          OCTOBER 31,             FOR THE YEARS ENDED APRIL 30,              1994+ TO
                                             1998       -------------------------------------------------   APRIL 30,
                                          (UNAUDITED)     1998       1997      1996     1995++     1994       1995++
                                          -----------   --------   --------   -------   -------   -------   ----------
Net asset value, beginning of period....    $  1.00     $   1.00   $   1.00   $  1.00   $  1.00   $  1.00    $  1.00
                                          -----------   --------   --------   -------   -------   -------   ----------
Net investment income...................      0.026        0.052      0.051     0.053     0.048     0.029      0.032
Net realized gains (losses) from
 investment transactions................     --            --         --        0.001    (0.008)    --         --
                                          -----------   --------   --------   -------   -------   -------   ----------
Net increase from investment
 operations.............................      0.026        0.052      0.051     0.054     0.040     0.029      0.032
                                          -----------   --------   --------   -------   -------   -------   ----------
Dividends from net investment income....     (0.026)      (0.052)    (0.051)   (0.054)   (0.047)   (0.029)    (0.032)
                                          -----------   --------   --------   -------   -------   -------   ----------
Contribution to capital from predecessor
 advisor (1)............................     --            --         --        --        0.007     --         --
                                          -----------   --------   --------   -------   -------   -------   ----------
Net asset value, end of period..........    $  1.00     $   1.00   $   1.00   $  1.00   $  1.00   $  1.00    $  1.00
                                          -----------   --------   --------   -------   -------   -------   ----------
                                          -----------   --------   --------   -------   -------   -------   ----------
Total investment return (2).............       2.63%        5.32%      5.20%     5.50%     4.61%     2.97%      3.31%
                                          -----------   --------   --------   -------   -------   -------   ----------
                                          -----------   --------   --------   -------   -------   -------   ----------
Ratios/Supplemental Data:
Net assets, end of period (000's).......    $108,489    $100,140   $106,843   $43,770   $54,903   $84,209      --
Expenses to average net assets net of
 waivers/reimbursements from adviser....       0.28%*       0.30%      0.30%     0.32%     0.35%     0.35%      0.60%*
Expenses to average net assets before
 waivers/reimbursements from adviser....       0.33%*       0.59%      0.53%     0.56%     0.47%     0.37%      0.72%*
Net investment income to average net
 assets net of waivers/reimbursements
 from adviser...........................       5.13%*       5.21%      5.09%     5.52%     4.75%     2.95%      4.58%*
Net investment income to average net
 assets before waivers/reimbursements
 from adviser...........................       5.08%*       4.91%      4.86%     5.28%     4.63%     2.93%      4.46%*

-----------------

+  Commencement of issuance of shares.

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

*  Annualized

** For the six months ended October 31, 1998, the years ended April 30, 1998 and 1997 and for the period March 22, 1995 to April 30, 1996 there were no outstanding Financial Intermediary Shares.

(1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

(2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

LIQUID INSTITUTIONAL RESERVES -- TREASURY SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                 INSTITUTIONAL SHARES
                                                    ------------------------------------------------------------------------------
                                                      FOR THE SIX
                                                     MONTHS ENDED
                                                      OCTOBER 31,                    FOR THE YEARS ENDED APRIL 30,
                                                         1998        -------------------------------------------------------------
                                                      (UNAUDITED)        1998          1997        1996       1995++       1994
                                                    ---------------  -------------   ---------   ---------   ---------   ---------
Net asset value, beginning of period..............     $    1.00        $     1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                    ---------------  -------------   ---------   ---------   ---------   ---------
Net investment income.............................         0.024             0.051       0.049       0.048       0.049       0.028
Net realized gains (losses) from investment
 transactions.....................................        --              --            --           0.003      (0.002)     --
                                                    ---------------  -------------   ---------   ---------   ---------   ---------
Net increase from investment operations...........         0.024             0.051       0.049       0.051       0.047       0.028
                                                    ---------------  -------------   ---------   ---------   ---------   ---------
Dividends from net investment income..............        (0.024)           (0.051)     (0.049)     (0.051)     (0.047)     (0.028)
                                                    ---------------  -------------   ---------   ---------   ---------   ---------
Net asset value, end of period....................     $    1.00        $     1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                    ---------------  -------------   ---------   ---------   ---------   ---------
                                                    ---------------  -------------   ---------   ---------   ---------   ---------
Total investment return (1).......................          2.44%             5.23%       5.02%       5.23%       4.75%       2.87%
                                                    ---------------  -------------   ---------   ---------   ---------   ---------
                                                    ---------------  -------------   ---------   ---------   ---------   ---------
Ratios/Supplemental Data:
Net assets, end of period (000's).................     $ 181,351        $  179,708   $  65,893   $  19,624   $  23,762   $  38,602
Expenses to average net assets net of
 waivers/reimbursements from adviser..............          0.29%*            0.30%       0.30%       0.32%       0.22%       0.18%
Expenses to average net assets before
 waivers/reimbursements from adviser..............          0.34%*            0.47%       0.72%       0.94%       0.84%       0.76%
Net investment income to average net assets net of
 waivers/reimbursements from adviser..............          4.79%*            5.09%       4.97%       5.71%       5.51%       3.66%
Net investment income to average net assets before
 waivers/reimbursements from adviser..............          4.74%*            4.92%       4.56%       5.09%       4.89%       3.08%

-----------------

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

*  Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Dennis L. McCauley
VICE PRESIDENT

Susan P. Ryan
VICE PRESIDENT

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

SUBADVISER AND SUBADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS

-    High Income Fund
-    Investment Grade Income Fund
-    Low Duration U.S. Government Income Fund
-    Strategic Income Fund
-    U.S. Government Income Fund

TAX-FREE BOND FUNDS

-    California Tax-Free Income Fund
-    Municipal High Income Fund
-    National Tax-Free Income Fund
-    New York Tax-Free Income Fund

STOCK FUNDS

-    Financial Services Growth Fund
-    Growth Fund
-    Growth and Income Fund
-    Mid Cap Fund
-    Small Cap Fund
-    S&P 500 Index Fund
-    Tax-Managed Equity Fund
-    Utility Income Fund

ASSET ALLOCATION FUNDS

-    Balanced Fund
-    Tactical Allocation Fund

GLOBAL FUNDS

-    Asia Pacific Growth Fund
-    Emerging Markets Equity Fund
-    Global Equity Fund
-    Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS

-    Aggressive Portfolio
-    Moderate Portfolio
-    Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

[LOGO]
-C-1998 PaineWebber Incorporated
Member SIPC

--------------------------------------------------------------------------------

LIQUID INSTITUTIONAL RESERVES

SEMIANNUAL REPORT

OCTOBER 31, 1998